Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,992,500
Total Corporate Bonds (identified cost $2,156,459)		$ 1,992,500

Tax-Exempt Municipal Obligations — 100.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 5.9%
Delaware Valley Regional Finance Authority, PA, 4.407%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 10,000,400
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	3,500	3,500,630
Missouri Public Utilities Commission, 4.00%, 12/1/24	5,000	4,997,550
Texas Water Development Board, 5.00%, 10/15/24	300	301,350
		$ 18,799,930
Education — 2.4%
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 4.46%, (SIFMA + 0.58%), 11/1/37(1)	$3,130	$ 3,129,124
University of North Carolina at Chapel Hill, 4.221%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	4,500	4,502,430
		$ 7,631,554
Electric Utilities — 3.0%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.70%, 10/1/42(2)	$2,200	$ 2,200,000
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/25	2,400	2,415,816
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.90%, 8/1/31(3)	2,050	2,050,000
San Antonio, TX, Electric and Gas Systems Revenue:
5.00%, 2/1/25	620	625,655
5.00%, 2/1/26	1,290	1,324,314
5.00%, 2/1/27	1,000	1,044,840
		$ 9,660,625
General Obligations — 21.2%
Bergen County Improvement Authority, NJ, (Guaranteed Governmental Pooled Project), 4.50%, 5/28/25	$2,000	$ 2,012,980
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	$1,250	$ 1,249,288
Chicago Board of Education, IL:
4.00%, 12/1/27	3,215	3,200,693
5.00%, 12/1/25	5,000	5,065,950
Cortland, NY, 5.00%, 11/8/24	4,000	4,009,160
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,000	1,010,480
El Paso, TX:
5.00%, 8/15/25(4)	2,250	2,290,005
5.00%, 8/15/26(4)	1,000	1,034,930
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	1,765	1,805,083
Henrico County, VA, 5.00%, 7/15/25	1,480	1,507,276
Honolulu City and County, HI, (Honolulu Rail Transit Project), 5.00%, 3/1/25	2,500	2,527,250
Hudson County Improvement Authority, NJ, 4.50%, 7/11/25(4)	2,000	2,018,380
Illinois:
5.00%, 7/1/24	1,000	1,000,000
5.00%, 7/1/25	1,000	1,013,720
5.00%, 11/1/25	2,000	2,037,340
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/25	7,500	7,204,500
Los Angeles Unified School District, CA, 5.00%, 7/1/25	2,000	2,036,260
McHenry and Lake Counties Community High School District No. 156, IL, 5.00%, 2/1/25	1,430	1,440,325
New York, NY:
5.00%, 8/1/25	1,275	1,298,422
5.00%, 8/1/25	2,835	2,887,079
(SPA: TD Bank, N.A.), 4.95%, 9/1/49(2)	800	800,000
Philadelphia, PA, 5.00%, 2/1/25	2,105	2,123,229
Puerto Rico:
5.375%, 7/1/25	2,520	2,541,307
5.625%, 7/1/27	2,667	2,784,828
Quincy, MA, 5.00%, 7/25/25(4)	2,500	2,536,600
San Antonio, TX, 5.00%, 2/1/25	2,665	2,691,170
South Carolina, (Economic Development), 5.00%, 4/1/25	2,500	2,531,425
Toms River Township, NJ, 5.00%, 7/26/24	5,000	5,004,200
		$ 67,661,880
Hospital — 8.3%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 4.95%, 10/1/48(2)	$2,800	$ 2,800,000

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Providences St. Joseph Health), 4.00% to 10/1/24 (Put Date), 10/1/36	$1,450	$ 1,449,449
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,485,120
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,124,363
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.43%, (SIFMA + 0.55%), 5/15/61(1)	3,000	2,985,510
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27(4)	1,600	1,679,424
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,295	1,342,280
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 4.75%, 12/1/41(2)	2,000	2,000,000
Idaho Health Facilities Authority, (CHE Trinity Health Credit Group), 3.70%, 12/1/48(5)	1,850	1,850,296
Kentucky Economic Development Finance Authority, (Catholic Health), 4.15%, 5/1/34(3)	3,845	3,845,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health):
5.00%, 7/1/25	1,250	1,267,475
5.00%, 7/1/26	1,500	1,542,525
		$ 26,371,442
Housing — 1.4%
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	$650	$ 651,287
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,189,448
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,221,139
Wisconsin Housing and Economic Development Authority Housing Revenue, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,246,000
		$ 4,307,874
Industrial Development Revenue — 8.7%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	$3,000	$ 3,020,310
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	4,000	4,000,000
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 4.20%, 5/1/34(5)	1,000	1,000,420
Iowa Finance Authority, (Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	2,000	1,995,100
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Louisiana Offshore Terminal Authority, (Loop, LLC), 4.20% to 10/1/25 (Put Date), 10/1/37	$2,000	$ 2,000,960
Mississippi Business Finance Corp., (Chevron USA, Inc.), 4.75%, 12/1/30(2)	200	200,000
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 4.15%, 12/1/26(6)	1,000	1,000,820
New Hampshire Business Finance Authority, (Waste Management, Inc.), (AMT), 4.255% to 7/1/25 (Put Date), 10/1/33	5,000	5,000,000
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	1,000	1,028,490
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	1,890	1,842,977
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.375% to 6/15/28 (Put Date), 3/1/40	1,000	984,060
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,500	5,604,995
		$ 27,678,132
Insured - General Obligations — 1.8%
Allegheny County, PA, (AGM), 4.29%, (67% of SOFR + 0.55%), 11/1/26(1)	$2,425	$ 2,412,584
Colorado Science and Technology Park Metropolitan District No. 1:
(AGM), 5.00%, 12/1/24	550	552,678
(AGM), 5.00%, 12/1/25	450	458,537
(AGM), 5.00%, 12/1/26	375	387,045
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,841,660
		$ 5,652,504
Insured - Special Tax Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/24	$1,000	$ 984,210
Sports and Exhibition Authority of Pittsburgh and Allegheny County, PA, (AGM), 4.00%, 2/1/26	2,055	2,075,673
		$ 3,059,883
Insured - Transportation — 0.8%
Chicago, IL, (Midway International Airport), (BAM), 5.00%, 1/1/25	$2,500	$ 2,518,700
		$ 2,518,700
Lease Revenue/Certificates of Participation — 6.2%
California Public Works Board, 5.00%, 9/1/25	$5,000	$ 5,108,850
Greenville County School District, SC, 5.00%, 12/1/24	5,000	5,028,700

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Jacksonville, FL, 5.00%, 10/1/26	$1,085	$ 1,127,814
Michigan Finance Authority, 5.00%, 7/22/24	2,250	2,251,620
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/25	1,250	1,266,850
Oklahoma Capitol Improvement Authority:
5.00%, 7/1/25	3,000	3,052,590
5.00%, 7/1/26	2,000	2,065,700
		$ 19,902,124
Other Revenue — 10.1%
Black Belt Energy Gas District, AL, 5.408%, (67% of SOFR + 1.85%), 6/1/49(1)	$2,500	$ 2,559,725
Illinois Finance Authority, (Field Museum of Natural History), 4.931%, (70% of SOFR + 1.20%), 11/1/34(1)	4,125	4,120,999
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,503,850
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	677,957
5.00%, 3/1/25	540	542,365
5.00%, 9/1/25	500	504,580
5.00%, 9/1/25	325	327,977
5.00%, 3/1/26	350	354,473
5.00%, 9/1/26	275	279,755
5.00%, 3/1/27	400	407,976
5.00%, 9/1/27	425	435,421
New Mexico Municipal Energy Acquisition Authority, (Liq: Royal Bank of Canada), 5.00% to 5/1/25 (Put Date), 11/1/39	2,500	2,523,825
Northern California Energy Authority:
5.00%, 8/1/25	650	656,539
5.00%, 8/1/26	940	957,033
5.00%, 8/1/27	500	513,960
Northern California Gas Authority No. 1, Gas Project Revenue, 4.448%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(1)	1,905	1,907,305
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	3,021,115
Tennergy Corp., TN, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 10/1/24 (Put Date), 2/1/50	2,050	2,056,908
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	1,490	1,534,000
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.391%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(1)	2,310	2,309,422
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/25	1,000	1,010,310
		$ 32,205,495
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.6%
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.281%, (70% of SOFR + 0.55%), 5/15/56(1)	$5,500	$ 5,163,895
		$ 5,163,895
Special Tax Revenue — 5.2%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/25	$4,800	$ 4,885,584
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/25	650	659,854
5.00%, 7/1/26	600	617,946
5.00%, 7/1/27	1,000	1,045,560
Illinois, Sales Tax Revenue, 4.00%, 6/15/25	3,250	3,257,313
Louisiana, Gasoline and Fuels Tax Revenue, Series A-1, (LOC: TD Bank, N.A.), 4.95%, 5/1/43(2)	2,750	2,750,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	35	0
5.75%, 5/1/38	60	60,492
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	41,526
Triborough Bridge and Tunnel Authority, NY, Social Bonds, 5.00% to 11/15/25 (Put Date), 11/15/43	3,250	3,321,370
		$ 16,639,645
Student Loan — 0.9%
New Jersey Higher Education Student Assistance Authority:
(AMT), 5.00%, 12/1/24	$1,400	$ 1,407,112
(AMT), 5.00%, 12/1/25	1,500	1,523,655
		$ 2,930,767
Transportation — 15.9%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.00%, 7/1/24	$1,375	$ 1,375,000
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/25	3,200	3,250,464
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/24	5,000	5,010,550
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.00%, 11/1/24	1,500	1,507,140
(AMT), 5.00%, 11/1/24	1,000	1,002,960
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/24	2,000	2,008,260
E-470 Public Highway Authority, CO, 4.321%, (67% of SOFR + 0.75%), 9/1/39(1)	2,000	2,000,740

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY:
4.31%, (SIFMA + 0.43%), 11/1/31(1)	$7,500	$ 7,478,775
Green Bonds, 5.00%, 11/15/25	2,500	2,553,325
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,778,822
(AMT), 5.00%, 10/1/27(4)	2,500	2,593,100
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,101,840
Pennsylvania Turnpike Commission, 4.73%, (SIFMA + 0.85%), 7/15/41(1)	5,000	5,002,250
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	2,415	2,442,362
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/24	1,000	1,000,000
(AMT), 5.00%, 7/1/25	1,100	1,115,268
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,039,020
Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,825	1,839,819
South Carolina Ports Authority, (AMT), 5.00%, 7/1/25	2,520	2,542,378
		$ 50,642,073
Water and Sewer — 6.4%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,271,252
Clairton Municipal Authority, PA:
5.00%, 12/1/24	605	607,498
5.00%, 12/1/25	660	670,131
5.00%, 12/1/26	700	717,052
Houston, TX, Combined Utility System Revenue:
5.00%, 11/15/25	4,000	4,091,080
5.00%, 11/15/26	2,750	2,864,290
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,288,325
Knoxville, TN, Wastewater System Revenue, 4.00%, 4/1/25	4,150	4,170,169
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: Barclays Bank PLC), 4.90%, 6/15/53(2)	1,600	1,600,000
(SPA: Mizuho Bank, Ltd.), 4.90%, 6/15/44(2)	500	500,000
North Penn Water Authority, PA, 4.44%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,690,034
West Virginia Water Development Authority, 5.00%, 11/1/25	1,025	1,044,680
		$ 20,514,511
Total Tax-Exempt Municipal Obligations (identified cost $321,480,795)		$321,341,034

Taxable Municipal Obligations — 2.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,690	$ 1,681,516
		$ 1,681,516
Lease Revenue/Certificates of Participation — 1.6%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$5,000	$ 4,995,550
		$ 4,995,550
Total Taxable Municipal Obligations (identified cost $6,585,315)		$ 6,677,066
Total Investments — 103.5% (identified cost $330,222,569)		$330,010,600
Other Assets, Less Liabilities — (3.5)%		$(11,007,742)
Net Assets — 100.0%		$319,002,858
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(4)	When-issued security.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,000,820 or 0.3% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	15.4%
New York	11.6%
Pennsylvania	10.4%
Others, representing less than 10% individually	65.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 3.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,992,500	$ —	$ 1,992,500
Tax-Exempt Municipal Obligations	—	321,341,034	—	321,341,034
Taxable Municipal Obligations	—	6,677,066	—	6,677,066
Total Investments	$ —	$330,010,600	$ —	$330,010,600
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.